Unaudited Interim Condensed Consolidated Balance Sheets	Sep. 30, 2024 HKD ($)		Sep. 30, 2024 USD ($)		Mar. 31, 2024 HKD ($)		Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
CURRENT ASSETS
Cash and cash equivalents	$ 81,047,102		$ 10,431,712		$ 35,885,666		$ 4,585,500	$ 21,362,580
Accounts receivable, net	13,476,241		1,734,550		14,557,523		1,860,172	6,787,330
Amount due from a director					145,166		18,550	992,026
Merchandise inventories, net	1,135,068		146,096		1,855,686		237,121
Taxes receivables	104,085		13,397		395,005		50,474	514,007
Prepayments	5,000		644		5,000		639	95,000
TOTAL CURRENT ASSETS	95,767,496		12,326,399		52,844,046		6,752,456	29,750,943
NON-CURRENT ASSETS
Property and equipment, net								4,868
Right-of-use assets – operating lease								85,477
Deferred initial public offering costs					5,252,768		671,203	3,176,871
Long-term deposits	16,200		2,085		16,200		2,070	34,200
TOTAL NON-CURRENT ASSETS	16,200		2,085		5,268,968		673,273	3,301,416
TOTAL ASSETS	95,783,696		12,328,484		58,113,014		7,425,729	33,052,359
CURRENT LIABILITIES
Accounts payable	1,098,929		141,445		732,340		93,579	735,528
Accruals	920,901		118,531		1,018,618		130,160	616,078
Contract liabilities					1,008,415		128,856	1,705,854
Operating lease obligation, current portion								87,972
TOTAL CURRENT LIABILITIES	22,438,011		2,888,035		27,037,713		3,454,901	11,913,852
Operating lease obligation, net of current portion
TOTAL LIABILITIES	22,438,011		2,888,035		27,037,713		3,454,901	11,913,852
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary Shares	862	[1]	110	[1]	783	[1]	100	783
Additional paid-in capital	37,717,487		4,854,683		99,217		12,678	99,217
Retained earnings	35,627,336		4,585,656		30,975,301		3,958,050	21,038,507
TOTAL SHAREHOLDERS’ EQUITY	73,345,685		9,440,449		31,075,301		3,970,828	21,138,507
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	95,783,696		12,328,484		58,113,014		7,425,729	33,052,359
Related Party
CURRENT LIABILITIES
Accounts payable - related party	$ 20,418,181		$ 2,628,059		$ 24,278,340		$ 3,102,306	$ 8,768,420

[1]	1,500,000 ordinary shares were issued on May 15, 2024, and 113,083 ordinary shares were issued on July 5, 2024.